Key Management Transactions - Schedule of Key Management Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salaries, fees and benefits	$ 1,510	$ 1,227
Director's fees	285	315
Shared-based payments	1,175	962
Remuneration expenses	$ 2,970	$ 2,504